AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

Portfolio of Investments

September 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Industrials – 22.3%
Aerospace & Defense – 0.6%
Spirit AeroSystems Holdings, Inc. - Class A	249,920	$4,033,709

Building Products – 2.1%
Builders FirstSource, Inc.(a)	72,700	9,050,423
Masonite International Corp.(a)	44,905	4,186,044

		13,236,467

Commercial Services & Supplies – 2.2%
ABM Industries, Inc.	168,981	6,760,930
Stericycle, Inc.(a)	156,680	7,005,163

		13,766,093

Construction & Engineering – 4.4%
Dycom Industries, Inc.(a)	98,533	8,769,437
Fluor Corp.(a)	310,630	11,400,121
MasTec, Inc.(a)	109,010	7,845,450

		28,015,008

Electrical Equipment – 2.0%
Regal Rexnord Corp.	45,330	6,476,750
Sensata Technologies Holding PLC	158,800	6,005,816

		12,482,566

Ground Transportation – 2.4%
ArcBest Corp.	74,876	7,611,146
Knight-Swift Transportation Holdings, Inc.	156,029	7,824,854

		15,436,000

Machinery – 2.5%
Middleby Corp. (The)(a)	56,347	7,212,416
Oshkosh Corp.	88,690	8,463,687

		15,676,103

Marine Transportation – 1.0%
Star Bulk Carriers Corp.	320,223	6,173,899

Passenger Airlines – 0.9%
Alaska Air Group, Inc.(a)	161,210	5,977,667

Professional Services – 2.8%
Genpact Ltd.	171,121	6,194,580
Korn Ferry	91,020	4,317,989
Robert Half, Inc.	95,095	6,968,561

		17,481,130

Trading Companies & Distributors – 1.4%
Herc Holdings, Inc.	74,080	8,811,075

		141,089,717

Company	Shares	U.S. $ Value

Financials – 19.4%
Banks – 10.3%
BankUnited, Inc.	152,861	$3,469,945
Comerica, Inc.	200,713	8,339,625
First BanCorp./Puerto Rico	583,934	7,859,752
First Citizens BancShares, Inc./NC - Class A	7,950	10,971,795
First Hawaiian, Inc.	456,448	8,238,886
Texas Capital Bancshares, Inc.(a)	124,702	7,344,948
Webster Financial Corp.	138,869	5,597,809
Wintrust Financial Corp.	102,850	7,765,175
Zions Bancorp NA	159,068	5,549,883

		65,137,818

Capital Markets – 3.9%
Cboe Global Markets, Inc.	65,270	10,195,827
Moelis & Co. - Class A(b)	141,527	6,387,114
Stifel Financial Corp.	134,217	8,246,292

		24,829,233

Insurance – 5.2%
American Financial Group, Inc./OH	58,830	6,569,546
Everest Re Group Ltd.	28,497	10,591,480
Hanover Insurance Group, Inc. (The)	51,040	5,664,419
Kemper Corp.	109,520	4,603,126
Selective Insurance Group, Inc.	50,755	5,236,393

		32,664,964

		122,632,015

Consumer Discretionary – 13.8%
Automobile Components – 1.6%
Dana, Inc.	338,425	4,964,695
Goodyear Tire & Rubber Co. (The)(a)	414,490	5,152,110

		10,116,805

Diversified Consumer Services – 1.3%
ADT, Inc.	1,324,283	7,945,698

Hotels, Restaurants & Leisure – 2.8%
Dine Brands Global, Inc.	117,880	5,829,166
Hilton Grand Vacations, Inc.(a)	160,570	6,535,199
Papa John’s International, Inc.(b)	83,163	5,673,380

		18,037,745

Household Durables – 2.1%
PulteGroup, Inc.	95,790	7,093,250
Taylor Morrison Home Corp.(a)	140,859	6,002,002

		13,095,252

Specialty Retail – 2.4%
Bath & Body Works, Inc.	227,510	7,689,838
Sally Beauty Holdings, Inc.(a)	145,746	1,221,351
Williams-Sonoma, Inc.(b)	42,569	6,615,223

		15,526,412

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 3.6%
PVH Corp.	115,521	$8,838,512
Ralph Lauren Corp.	70,420	8,175,058
Tapestry, Inc.	195,406	5,617,922

		22,631,492

		87,353,404

Information Technology – 11.8%
Communications Equipment – 1.1%
Calix, Inc.(a)	7,663	351,272
Lumentum Holdings, Inc.(a)	141,660	6,400,199

		6,751,471

Electronic Equipment, Instruments & Components – 3.3%
Avnet, Inc.	166,380	8,017,852
Belden, Inc.	81,594	7,877,901
Crane NXT Co.	92,675	5,149,950

		21,045,703

Semiconductors & Semiconductor Equipment – 4.0%
Amkor Technology, Inc.	239,428	5,411,073
FormFactor, Inc.(a)	249,960	8,733,602
Kulicke & Soffa Industries, Inc.	74,148	3,605,817
Synaptics, Inc.(a)	82,767	7,402,681

		25,153,173

Software – 3.4%
ACI Worldwide, Inc.(a)	297,256	6,706,095
CommVault Systems, Inc.(a)	117,696	7,957,427
Gen Digital, Inc.	403,880	7,140,598

		21,804,120

		74,754,467

Real Estate – 7.8%
Diversified REITs – 0.8%
Broadstone Net Lease, Inc. - Class A	337,471	4,825,835

Health Care REITs – 1.0%
Physicians Realty Trust	498,291	6,074,167

Hotel & Resort REITs – 0.3%
Ryman Hospitality Properties, Inc.	27,208	2,265,882

Industrial REITs – 2.3%
First Industrial Realty Trust, Inc.	126,307	6,010,950
STAG Industrial, Inc.	239,778	8,274,739

		14,285,689

Real Estate Management & Development – 1.2%
Jones Lang LaSalle, Inc.(a)	52,668	7,435,668

Residential REITs – 1.2%
Apartment Income REIT Corp.	249,951	7,673,496

Specialized REITs – 1.0%
CubeSmart	170,042	6,483,702

		49,044,439

Company	Shares	U.S. $ Value

Health Care – 7.3%
Health Care Equipment & Supplies – 3.4%
Avantor, Inc.(a)	328,560	$6,926,045
Envista Holdings Corp.(a)	278,870	7,774,895
Integra LifeSciences Holdings Corp.(a)	181,330	6,924,993

		21,625,933

Health Care Providers & Services – 2.9%
Acadia Healthcare Co., Inc.(a)	89,780	6,312,432
AMN Healthcare Services, Inc.(a)	71,360	6,078,445
Pediatrix Medical Group, Inc.(a)	467,240	5,938,620

		18,329,497

Life Sciences Tools & Services – 1.0%
Fortrea Holdings, Inc.(a)	220,616	6,307,412

		46,262,842

Energy – 6.7%
Energy Equipment & Services – 1.4%
ChampionX Corp.	252,710	9,001,530

Oil, Gas & Consumable Fuels – 5.3%
Cameco Corp.	256,560	10,170,038
HF Sinclair Corp.	121,995	6,945,175
International Seaways, Inc.	163,138	7,341,210
Magnolia Oil & Gas Corp. - Class A	394,862	9,046,289

		33,502,712

		42,504,242

Materials – 3.5%
Chemicals – 1.2%
Element Solutions, Inc.	330,491	6,480,929
Huntsman Corp.	45,380	1,107,272

		7,588,201

Containers & Packaging – 1.4%
Berry Global Group, Inc.	139,850	8,658,113

Metals & Mining – 0.9%
ATI, Inc.(a)	145,621	5,992,304

		22,238,618

Utilities – 2.6%
Electric Utilities – 2.6%
IDACORP, Inc.	96,884	9,073,186
Portland General Electric Co.	183,570	7,430,914

		16,504,100

Communication Services – 2.4%
Media – 2.4%
Criteo SA (Sponsored ADR)(a)	241,059	7,038,923
Nexstar Media Group, Inc.	54,783	7,854,238

		14,893,161

Company	Shares	U.S. $ Value

Consumer Staples – 1.8%
Food Products – 1.8%
Hain Celestial Group, Inc. (The)(a)	436,704	$4,528,621
Nomad Foods Ltd.(a)	469,432	7,144,755

		11,673,376

Total Common Stocks (cost $620,547,182)		628,950,381

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(c) (d) (e) (cost $3,543,241)	3,543,241	3,543,241

Total Investments – 100.0% (cost $624,090,423)(f)		632,493,622
Other assets less liabilities – 0.0%		48,260

Net Assets – 100.0%		$632,541,882

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,343,224 and gross unrealized depreciation of investments was $(75,940,025), resulting in net unrealized appreciation of $8,403,199.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Discovery Value Portfolio

September 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$628,950,381	$—	$—	$628,950,381
Short-Term Investments	3,543,241	—	—	3,543,241

Total Investments in Securities	632,493,622	—	—	632,493,622
Other Financial Instruments(b)	—	—	—	—

Total	$632,493,622	$—	$—	$632,493,622

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,206	$110,636	$111,299	$3,543	$169
Government Money Market Portfolio*	207	68,115	68,322	0	84
Total	$4,413	$178,751	$179,621	$3,543	$253

*	Investments of cash collateral for securities lending transactions.